Note 7 - Loans Receivable, Net and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	December 31 , 201 7	December 31, 20 1 6
Real estate loans:
One-to-four family residential:
Owner occupied	$5,681	$5,389
Non-owner occupied	51,833	51,893
Total one-to-four family residential	57,514	57,282
Multi-family (five or more) residential	21,715	14,641
Commercial real estate	92,234	77,730
Construction	15,632	15,355
Home equity	5,129	4,775
Total real estate loans	192,224	169,783

Commercial business	11,954	9,295
Other consumer	138	26
Total Loans	204,316	179,104

Deferred loan fees and costs	(837)	(692)
Allowance for loan losses	(1,812)	(1,605)
Net Loans	$201,667	$176,807

Financing Receivable Credit Quality Indicators [Table Text Block]
	December 31, 201 7
	Pass	Special Mention	Substandard	Doubtful	Total
One-to-four family residential owner occupied	$5,258	$423	$--	$--	$5,681
One-to-four family residential non-owner occupied	51,372	29	432	--	51,833
Multi-family residential	21,715	--	--	--	21,715
Commercial real estate	91,549	399	286	--	92,234
Construction	13,562	--	2,070	--	15,632
Home equity	5,129	--	--	--	5,129
Commercial business	11,419	535	--	--	11,954
Other consumer	138	--	--	--	138
Total	$200,142	$1,386	$2,788	$--	$204,316
	December 31, 20 16
	Pass	Special Mention	Substandard	Doubtful	Total
One-to-four family residential owner occupied	$5,389	$--	$--	$--	$5,389
One-to-four family residential non-owner occupied	50,864	122	907	--	51,893
Multi-family residential	14,641	--	--	--	14,641
Commercial real estate	76,281	117	1,332	--	77,730
Construction	13,355	--	2,000	--	15,355
Home equity	4,775	--	--	--	4,775
Commercial business	9,295	--	--	--	9,295
Other consumer	26	--	--	--	26
Total	$174,626	$239	$4,239	$--	$179,104

Impaired Financing Receivables [Table Text Block]
	December 31 , 20 1 7
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized

With no related allowance recorded:
One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	442	442	--	937	24
Multi-family residential	--	--	--	--	--
Commercial real estate	--	--	--	398	38
Construction	2,069	2,069	--	2,064	58
Home equity	45	45	--	47	5
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--

With an allowance recorded:
One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	214	214	70	214	5
Multi-family residential	--	--	--	--	--
Commercial real estate	133	133	1	395	9
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--

Total:
One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	656	656	70	1,151	29
Multi-family residential	--	--	--	--	--
Commercial real estate	133	133	1	793	47
Construction	2,069	2,069	--	2,064	58
Home equity	45	45	--	47	5
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--
Total	$2,903	$2,903	$71	$4,055	$139
	December 31, 20 16
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized

With no related allowance recorded:
One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	925	925	--	1,208	56
Multi-family residential	--	--	--	--	--
Commercial real estate	660	660	--	660	7
Construction	--	--	--	--	--
Home equity	49	49	--	82	6
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--

With an allowance recorded:
One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	167	167	28	169	8
Multi-family residential	--	--	--	--	--
Commercial real estate	133	133	11	133	9
Construction	--	--	--	--	--
Home equity	--	--	--	--	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--

Total:
One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	1,092	1,092	28	1,377	64
Multi-family residential	--	--	--	--	--
Commercial real estate	793	793	11	793	16
Construction	--	--	--	--	--
Home equity	49	49	--	82	6
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--
Total	$1,934	$1,934	$39	$2,252	$86

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
	December 31, 201 7
	Number of Contracts	Recorded Investment	Non-Accrual	Accruing	Related Allowance
One-to-four family residential owner occupied	--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	5	536	--	536	25
Multi-family residential	--	--	--	--	--
Commercial real estate	1	133	--	133	1
Construction	--	--	--	--	--
Home equity	2	45	--	45	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--
Total	8	$714	$--	$714	$26
	December 31, 201 6
	Number of Contracts	Recorded Investment	Non-Accrual	Accruing	Related Allowance
One-to-four family residential owner occupied	--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	5	551	--	551	28
Multi-family residential	--	--	--	--	--
Commercial real estate	1	133	--	133	11
Construction	--	--	--	--	--
Home equity	2	49	--	49	--
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--
Total	8	$733	$--	$733	$39

Contractual Aging of Troubled Debt Restructurings [Table Text Block]
	December 31 , 201 7
	Accruing Past Due Less than 30 Days	Past Due 30-89 Days	Greater than 90 Days	Non- Accrual	Total
One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	536	--	--	--	536
Multi-family residential	--	--	--	--	--
Commercial real estate	133	--	--	--	133
Construction	--	--	--	--	--
Home equity	45	--	--	--	45
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--
Total	$714	$--	$--	$--	$714
	December 31, 201 6
	Accruing Past Due Less than 30 Days	Past Due 30-89 Days	Greater than 90 Days	Non- Accrual	Total
One-to-four family residential owner occupied	$--	$--	$--	$--	$--
One-to-four family residential non-owner occupied	551	--	--	--	551
Multi-family residential	--	--	--	--	--
Commercial real estate	133	--	--	--	133
Construction	--	--	--	--	--
Home equity	49	--	--	--	49
Commercial business	--	--	--	--	--
Other consumer	--	--	--	--	--
Total	$733	$--	$--	$--	$733

Schedule of Credit Losses for Financing Receivables, Current [Table Text Block]
	December 31 , 201 7
	1-4 Family Residential Owner Occupied	1-4 Family Residential Non- Owner Occupied	Multi- Family Residential	Commercial Real Estate	Construction	Home Equity	Commercial Business and Other Consumer	Unallocated	Total
Allowance for loan losses:
Beginning balance	$41	$503	$103	$616	$138	$37	$87	$80	$1,605
Charge-offs	--	(56)	--	(24)	--	--	--	--	(80)
Recoveries	--	--	--	3	--	--	--	--	3
Provision	7	93	49	92	(2)	(10)	53	2	284
Ending balance	$48	$540	$152	$687	$136	$27	$140	$82	$1,812
Ending balance evaluated for impairment
Individually	$--	$70	$--	$1	$--	$--	$--	$--	$71
Collectively	$48	$470	$152	$686	$136	$27	$140	$82	$1,741

Loans receivable:
Ending balance	$5,681	$51,833	$21,715	$92,234	$15,632	$5,129	$12,092	$--	$204,316
Ending balance evaluated for impairment
Individually	$--	$656	$--	$133	$2,069	$45	$--	$--	$2,903
Collectively	$5,681	$51,177	$21,715	$92,101	$13,563	$5,084	$12,092	$--	$201,413
	December 31, 201 6
	1-4 Family Residential Owner Occupied	1-4 Family Residential Non- Owner Occupied	Multi- Family Residential	Commercial Real Estate	Construction	Home Equity	Commercial Business and Other Consumer	Unallocated	Total
Allowance for loan losses:
Beginning balance	$55	$486	$81	$389	$153	$50	$18	$81	$1,313
Charge-offs	--	--	--	--	--	--	--	--	--
Recoveries	--	--	--	--	--	--	--	--	--
Provision	(14)	17	22	227	(15)	(13)	69	(1)	292
Ending balance	$41	$503	$103	$616	$138	$37	$87	$80	$1,605
Ending balance evaluated for impairment
Individually	$--	$28	$--	$11	$--	$--	$--	$--	$39
Collectively	$41	$475	$103	$605	$138	$37	$87	$80	$1,566

Loans receivable:
Ending balance	$5,389	$51,893	$14,641	$77,730	$15,355	$4,775	$9,321	$--	$179,104
Ending balance evaluated for impairment
Individually	$--	$1,092	$--	$793	$--	$49	$--	$--	$1,934
Collectively	$5,389	$50,801	$14,641	$76,937	$15,355	$4,726	$9,321	$--	$177,170

Schedule of Financing Receivables, Non Accrual Status [Table Text Block]
	December 31, 201 7	December 31, 201 6
One-to-four family residential owner occupied	$--	$--
One-to-four family residential non-owner occupied	120	541
Multi-family residential	--	--
Commercial real estate	--	660
Construction	2,069	--
Home equity	--	--
Commercial business	--	--
Other consumer	--	--
Total	$2,189	$1,201

Past Due Financing Receivables [Table Text Block]
	December 31 , 201 7
	30- 89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable	Loans Receivable > 90 Days and Accruing

One-to-four family residential owner occupied	$670	$423	$1,093	$4,588	$5,681	$423
One-to-four family residential non-owner o ccupied	969	337	1,306	50,527	51,833	217
Multi-family residential	313	--	313	21,402	21,715	--
Commercial real estate	505	241	746	91,488	92,234	241
Construction	407	2,069	2,476	13,156	15,632	--
Home equity	51	--	51	5,078	5,129	--
Commercial business	--	--	--	11,954	11,954	--
Other consumer	--	--	--	138	138	--
Total	$2,915	$3,070	$5,985	$198,331	$204,316	$881
	December 31, 201 6
	30- 89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable	Loans Receivable > 90 Days and Accruing

One-to-four family residential owner occupied	$310	$9	$319	$5,070	$5,389	$9
One-to-four family residential non-owner occupied	271	778	1,049	50,844	51,893	237
Multi-family residential	--	--	--	14,641	14,641	--
Commercial real estate	385	777	1,162	76,568	77,730	117
Construction	596	308	904	14,451	15,355	308
Home equity	115	--	115	4,660	4,775	--
Commercial business	43	--	43	9,252	9,295	--
Other consumer	--	--	--	26	26	--
Total	$1,720	$1,872	$3,592	$175,512	$179,104	$671